Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Finance and Operating Leases

The following table shows finance lease liabilities and the associated financial statement line items:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Liabilities
Finance lease liabilities – current	45,032	42,062	32,710
Finance lease liabilities – non-current	80,476	38,415	29,874
Total	125,508	80,477	62,584

As of December 31, 2024 and 2025, “Right-of-use assets, net” consisted of the following:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Motor vehicles under hire purchase	183,073	183,073	142,370
Leased office equipment	71,434	71,434	55,551
Less: Accumulated amortization	(135,482)	(179,116)	(139,292)
Right-of-use assets (finance lease), net	119,025	75,391	58,629

Information related to finance lease activities during the periods are as follows:

	For the Years Ended December 31,
	2024	2025	2025
	S$	S$	$
Finance lease expenses
Amortization	52,031	43,633	33,932
Interest of financing lease liabilities	8,267	5,140	3,997

The following table shows the weighted-average lease terms and discount rates for finance leases:

	As of December 31,
	2024	2025
Weighted average remaining lease term (Years)
Finance leases	2.91	2.07

Weighted average discount rate (%)
Finance leases	5.21	5.13

The following table shows operating lease liabilities and the associated financial statement line items:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Liabilities
Operating lease liabilities – current	170,776	328,848	255,734
Operating lease liabilities – non-current	96,921	69,156	53,780
Total	267,697	398,004	309,514

As of December 31, 2024 and 2025, “Right-of-use assets, net” consisted of the following:

	As of December 31,
	2024	2025	2025
	S$	S$	$
Leasehold buildings	717,262	1,181,216	918,591
Less: Accumulated amortization	(445,607)	(773,472)	(601,503)
Right-of-use assets (operating lease), net	271,655	407,744	317,088

Information related to operating lease activities during the periods are as follows:

	For the Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	$
Operating lease expenses
Amortization	129,675	173,256	327,866	254,970
Interest of operating lease liabilities	7,157	6,576	18,366	14,282

The following table shows the weighted-average lease terms and discount rates for operating leases:

	As of December 31,
	2024	2025
Weighted average remaining lease term (Years)
Operating leases	1.56	1.17

Weighted average discount rate (%)
Operating leases	3.42	4.59

Schedule of Future Finance Lease Payments

Future finance lease payments as of December 31, 2025 are detailed as follows:

Finance leases	S$	$
2026	44,846	34,875
2027	29,388	22,854
2028 and hereafter	10,249	7,970
Total future lease payment	84,483	65,699
Less: Imputed interest	(4,006)	(3,115)
Present value of finance lease liabilities	80,477	62,584
Less: Current portion	(42,062)	(32,710)
Long-term potion of finance lease liabilities	38,415	29,874

Schedule of Future Operating Lease Payments

Future operating lease payments as of December 31, 2025 are detailed as follows:

Operating leases	S$	$
2026	338,891	263,544
2027 and hereafter	69,640	54,157
Total future lease payment	408,531	317,700
Less: Imputed interest	(10,527)	(8,186)
Present value of operating lease liabilities	398,004	309,514
Less: Current portion	(328,848)	(255,734)
Long-term potion of operating lease liabilities	69,156	53,780